Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Material accounting policies [Abstract]
Estimated Useful Lives
(1)
Depreciation is calculated using a straight-line method to allocate the depreciable amounts of property, plant and equipment, after taking into account the residual values, over their estimated useful lives. The residual values, estimated useful lives and depreciation method of property, plant and equipment are reviewed, and adjusted as appropriate, at least annually. The effects of any revision are recognised in profit or loss when the changes arise. The estimated useful lives are as follows:

Vessels
- Tankers	25 years
- Scrubbers	5 years
- Dry docking	2.5 to 5 years

Others
- Other PPE	5 years